UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Washington Asset Management, Ltd.

Address:  712 5th Avenue, 11th Floor
          New York, New York 10019

13F File Number: 28-11179

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Charles M. Tiar
Title:  Chief Executive Officer
Phone:  (212) 265-9600


Signature, Place and Date of Signing:


/s/ Charles M. Tiar           New York, New York             October 31, 2006
--------------------          ------------------            --------------------
     [Signature]                [City, State]                     [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       68

Form 13F Information Table Value Total:    $44,158
                                          (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                                 WASHINGTON ASSET MANAGEMENT, LTD
                                                    FORM 13F INFORMATION TABLE
COLUMN 1                        COLUMN 2              COLUMN 3   COLUMN 4      COLUMN 5        COLUMN 6 COLUMN 7      COLUMN 8

                                                               VALUE    SH OR     SH/PUT/  INVESTMT  OTHERS    VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS     CUSIP      (X$1000)  PRN AMT   PRN CALL DISCRETN  MGERS   SOLE     SHARED    NONE
AGERE SYS INC                   COM                00845V308      933     62,500  SH         SOLE     NONE    62,500
AMGEN INC                       COM                31162100     1,252     17,500  SH         SOLE     NONE    17,500
AMR CORP                        COM                1765106        268     11,600  SH         SOLE     NONE    11,600
APACHE CORP                     COM                37411105       284      4,500  SH         SOLE     NONE     4,500
APPLIED MATLS INC               COM                38222105       621     35,000  SH         SOLE     NONE    35,000
ARMOR HOLDINGS INC              COM                42260109     1,089     19,000  SH         SOLE     NONE    19,000
ATHEROGENICS INC                COM                47439104       527     40,000  SH         SOLE     NONE    40,000
BOSTON SCIENTIFIC CORP          COM                101137107      740     50,000  SH         SOLE     NONE    50,000
BROOKS AUTOMATION INC           COM                114340102      389     29,800  SH         SOLE     NONE    29,800
CAMCO FINL CORP                 COM                132618109      558     42,210  SH         SOLE     NONE    42,210
CECO ENVIRONMENTAL CORP         COM                125141101      502     54,157  SH         SOLE     NONE    54,157
CF INDS HLDGS INC               COM                125269100      550     32,200  SH         SOLE     NONE    32,200
CHESAPEAKE ENERGY CORP          COM                165167107      750     25,894  SH         SOLE     NONE    25,894
CHICAGO BRIDGE & IRON CO N V    NY REGISTRY SH     167250109    1,059     44,000  SH         SOLE     NONE    44,000
COCA COLA CO                    COM                191216100      670     15,000  SH         SOLE     NONE    15,000
COLUMBIA LABS INC               COM                197779101      689    199,132  SH         SOLE     NONE    199,132
COMCAST CORP NEW                CL A SPL           20030N200      552     15,000  SH         SOLE     NONE    15,000
CONOCOPHILLIPS                  COM                20825C104    1,072     18,000  SH         SOLE     NONE    18,000
CONSOLIDATED WATER CO INC       ORD                G23773107    1,508     61,393  SH         SOLE     NONE    61,393
DEVON ENERGY CORP NEW           COM                25179M103      316      5,000  SH         SOLE     NONE     5,000
EAGLE MATERIALS INC             COM                26969P108      640     19,000  SH         SOLE     NONE    19,000
ENSCO INTL INC                  COM                26874Q100      482     11,000  SH         SOLE     NONE    11,000
FIRST DATA CORP                 COM                319963104      420     10,000  SH         SOLE     NONE    10,000
FOSTER WHEELER LTD              SHS NEW            G36535139      626     16,225  SH         SOLE     NONE    16,225
GOODYEAR TIRE & RUBR CO         COM                382550101      580     40,000  SH         SOLE     NONE    40,000
HEXCEL CORP NEW                 COM                428291108    1,217     86,000  SH         SOLE     NONE    86,000
HOME DEPOT INC                  COM                437076102      363     10,000  SH         SOLE     NONE    10,000
HOPFED BANCORP INC              COM                439734104      219     13,500  SH         SOLE     NONE    13,500
HOSPIRA INC                     COM                441060100      574     15,000  SH         SOLE     NONE    15,000
INTEGRATED DEVICE TECHNOLOGY    COM                458118106      450     28,000  SH         SOLE     NONE    28,000
INTEL CORP                      COM                458140100      309     15,000  SH         SOLE     NONE    15,000
INTERNET CAP GROUP INC          COM NEW            46059C205      411     43,500  SH         SOLE     NONE    43,500
INTEROIL CORP                   COM                460951106      539     28,482  SH         SOLE     NONE    28,482
KNBT BANCORP INC                COM                482921103      376     23,353  SH         SOLE     NONE    23,353
LCC INTERNATIONAL INC           CL A               501810105      614    168,335  SH         SOLE     NONE    168,335
LOWES COS INC                   COM                548661107      396     14,100  SH         SOLE     NONE    14,100
MARTIN MARIETTA MATLS INC       COM                573284106      677      8,000  SH         SOLE     NONE     8,000
MCDONALDS CORP                  COM                580135101      516     13,200  SH         SOLE     NONE    13,200
MICRON TECHNOLOGY INC           COM                595112103    1,542     88,600  SH         SOLE     NONE    88,600
NL INDS INC                     COM NEW            629156407      457     46,000  SH         SOLE     NONE    46,000
NEWPARK RES INC                 COM PAR $.01NEW    651718504      548    102,800  SH         SOLE     NONE    102,800
NEWPORT CORP                    COM                651824104    1,053     64,600  SH         SOLE     NONE    64,600
NEWS CORP                       CL B               65248E203      393     20,000  SH         SOLE     NONE    20,000
OAK HILL FINL INC               COM                671337103      433     17,500  SH         SOLE     NONE    17,500
OREGON STL MLS INC              COM                686079104      434      8,887  SH         SOLE     NONE     8,887
OSI PHARMACEUTICALS INC         COM                671040103      375     10,000  SH         SOLE     NONE    10,000
PARALLEL PETE CORP DEL          COM                699157103      724     36,095  SH         SOLE     NONE    36,095
PARTNERS TR FINL GROUP INC N    COM                70213F102      313     29,198  SH         SOLE     NONE    29,198
PENWEST PHARMACEUTICALS CO      COM                709754105    2,372    142,467  SH         SOLE     NONE    142,467
PHARMACEUTICAL HLDRS TR         DEPOSITRY RCPT     71712A206      780     10,000  SH         SOLE     NONE    10,000
PORTEC RAIL PRODS INC           COM                736212101      665     69,240  SH         SOLE     NONE    69,240
PROGENICS PHARMACEUTICALS IN    COM                743187106      523     22,300  SH         SOLE     NONE    22,300
SIFCO INDS INC                  COM                826546103       81     19,400  SH         SOLE     NONE    19,400
SHAW GROUP INC                  COM                820280105    1,761     74,500  SH         SOLE     NONE    74,500
SILICON LABORATORIES INC        COM                826919102      776     25,000  SH         SOLE     NONE    25,000
SUN BANCORP INC                 COM                86663B102      862     45,790  SH         SOLE     NONE    45,790
SYNAPTICS INC                   COM                87157D109      378     15,500  SH         SOLE     NONE    15,500
TELIK INC                       COM                87959M109      843     47,400  SH         SOLE     NONE    47,400
TERRA INDS INC                  COM                880915103      423     54,800  SH         SOLE     NONE    54,800
TIME WARNER INC                 COM                887317105      729     40,000  SH         SOLE     NONE    40,000
TITANIUM METALS CORP            COM NEW            888339207      541     21,400  SH         SOLE     NONE    21,400
TODCO                           COM                88889T107      415     12,000  SH         SOLE     NONE    12,000
TRC COS INC                     COM                872625108      345     40,450  SH         SOLE     NONE    40,450
UNITED STATES LIME & MINERAL    COM                911922102      479     15,600  SH         SOLE     NONE    15,600
WAL MART STORES INC             COM                931142103      493     10,000  SH         SOLE     NONE    10,000
WEATHERFORD INTERNATIONAL LT    COM                G95089101      254      6,100  SH         SOLE     NONE     6,100
WENDYS INTL INC                 COM                950590109      670     10,000  SH         SOLE     NONE    10,000
YAHOO INC                       COM                984332106      758     30,000  SH         SOLE     NONE    30,000


SK 22042 0001 714643